Discontinued Operations (Assets and Liabilities Used in Discontinued Operations) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Jun. 30, 2016
Current assets:
Current assets of discontinued operations	$ 20	$ 39
Current liabilities:
Accounts payable and accrued expenses	2,703
Current liabilities of discontinued operations		2,851
Discontinued Operations, Disposed of by Sale
Current liabilities:
Accounts payable and accrued expenses	2,703	2,634
Reward points payable	0	0
Current portion of loan payable	0	217
Current liabilities of discontinued operations	2,703	2,851
Non-current liabilities:
Other long-term liabilities	0	0
Non-current liabilities of discontinued operations	0	0
Viggle | Discontinued Operations, Disposed of by Sale
Current assets:
Accounts receivable, net	20	39
Prepaid expenses	0	0
Current assets of discontinued operations	20	39
Non-current assets:
Property and equipment, net	0	0
Intangible assets, net	0	0
Goodwill	0	0
Other assets	0	0
Non-current assets of discontinued operations	$ 0	$ 0